Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Current income tax expenses	$ 5,774,340	$ 1,104,459
Deferred income tax benefits	240,010
Unrecognized tax benefits
Interest and penalties
Minimum [Member]
Income Taxes [Line Items]
Term of statute of limitations	3 years
Maximum [Member]
Income Taxes [Line Items]
Term of statute of limitations	5 years
Singapore [Member]
Income Taxes [Line Items]
Imposed at a flat rate	17.00%
Vietnam [Member]
Income Taxes [Line Items]
Imposed at a flat rate	20.00%
Preferential income tax rate	17.00%		8.50%
China [Member]
Income Taxes [Line Items]
Imposed at a flat rate	25.00%
Ethiopia [Member]
Income Taxes [Line Items]
Imposed at a flat rate	30.00%